Asset Under Development	6 Months Ended
Jun. 30, 2016
Research and Development [Abstract]
Asset Under Development
ASSET UNDER DEVELOPMENT

(in thousands of $)	June 30, 2016	December 31, 2015
Purchase price installments (including other shipyard costs)	575,206	495,518
Interest costs capitalized (note 2)	34,625	4,187
Other costs capitalized	9,919	1,317
	619,750	501,022

In May 2014, we entered into agreements for the conversion of the Hilli to a FLNG vessel. The primary contract was entered into with Keppel. Following the payment of the initial milestone installment, these agreements became fully effective on July 2, 2014. The Hilli was delivered to Keppel in Singapore in September 2014 for the commencement of her conversion. We expect the conversion will require in total 31 months to complete, followed by mobilization to a project for full commissioning.

The total estimated conversion, vessel and site commissioning cost for the Hilli is approximately $1.3 billion. As at June 30, 2016, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)	June 30, 2016
Payable within 6 months to December 31, 2016	168,944
Payable within 12 months to December 31, 2017	389,068
Payable within 12 months to December 31, 2018	19,646
577,658